Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit
Net income per unit applicable to common limited partner units and to subordinated limited partner units is computed by dividing the respective limited partners’ interest in net income attributable to MPLX LP by the weighted average number of common units and subordinated units outstanding. Because the Partnership has more than one class of participating securities, it uses the two-class method when calculating the net income per unit applicable to limited partners. The classes of participating securities include common units, subordinated units, general partner units, certain equity-based compensation awards and incentive distribution rights.
As mentioned previously, the HSM acquisition was a transfer between entities under common control. As an entity under common control with MPC, prior periods are retrospectively adjusted to furnish comparative information. Accordingly, the prior period earnings have been allocated to the general partner and do not affect the net income per unit calculation. The earnings for HSM will be included in the net income per unit calculation prospectively as described above.
As discussed further in Note 8, the subordinated units, all of which were owned by MPC, were converted into common units during the third quarter of 2015. For purposes of calculating net income per unit, the subordinated units were treated as if they converted to common units on July 1, 2015.
In 2015, the Partnership had dilutive potential common units consisting of certain equity-based compensation awards and Class B units. Diluted net income per limited partner unit for 2014 and 2013 reporting periods is the same as basic net income per limited partner unit as there were no potentially dilutive common or subordinated units outstanding as of December 31, 2014 or 2013.

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Less: General partner’s distributions declared (including IDRs)(1)	60	6	2
Limited partners’ distributions declared on common units(1)	224	54	43
Limited partner’s distributions declared on subordinated units(1)	31	52	43
Undistributed net (loss) income attributable to MPLX LP	$(159)	$9	$(10)

(1)	See Note 8 for information regarding the distribution.

	2015
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distributions declared (including IDRs)	$60	$224	$31	$315
Undistributed net loss attributable to MPLX LP	(3)	(127)	(29)	(159)
Net income attributable to MPLX LP	$57	$97	$2	$156
Weighted average units outstanding:
Basic	2	79	18	99
Diluted	2	80	18	100
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.23	$0.11
Diluted		$1.22	$0.11

	2014
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distribution declared	$6	$54	$52	$112
Undistributed net income attributable to MPLX LP	2	4	3	9
Net income attributable to MPLX LP	$8	$58	$55	$121
Weighted average units outstanding:
Basic	2	37	37	76
Diluted	2	37	37	76
Net income attributable to MPLX LP:
Basic		$1.55	$1.50
Diluted		$1.55	$1.50

	2013
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distribution declared	$2	$43	$43	$88
Undistributed net loss attributable to MPLX LP	—	(4)	(6)	(10)
Net income attributable to MPLX LP	$2	$39	$37	$78
Weighted average units outstanding:
Basic	1	37	37	75
Diluted	1	37	37	75
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.05	$1.01
Diluted		$1.05	$1.01